Statements Of Financial Highlights	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Limited Partners [Member]
Ratios to average capital:
Net investment loss	(4.19%)	(3.95%)
Total expenses	4.35%	4.09%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	4.35%	4.09%
Total return before profit share allocation	(7.65%)	(6.88%)
Less: profit share allocation	0.00%	0.00%
Total return after profit share allocation	(7.65%)	(6.88%)
Special Limited Partners [Member]
Ratios to average capital:
Net investment loss	(0.83%)	(0.69%)
Total expenses	0.99%	0.83%
Profit share allocation	0.00%	0.00%
Total expenses and profit share allocation	0.99%	0.83%
Total return before profit share allocation	(4.50%)	(3.79%)
Less: profit share allocation	0.00%	0.00%
Total return after profit share allocation	(4.50%)	(3.79%)